Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Summary of warrants issued for cash or services
	Number of	Weighted Average	Remaining Contractual
	Warrants	Exercise Price	Life
Balance at December 31, 2018	$566,800	$5.47	2.25
Granted	-	-	-
Exercised	-	-	-
Redeemed	566,800	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2019		$-
Exercisable at December 31, 2019		$-